Time Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Time Deposits [Abstract]
Schedule of Time Deposits
The table below shows the total amount of time deposits at December 31, 2025, by future contractual maturity range:

Dollars in millions	Time Deposits
2026	$12,229
2027	410
2028	18
2029	8
2030	5
All subsequent years	10
Total time deposits	$12,680